Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Employee Benefits

Employee benefits costs were comprised of the following:

	2023	2022	2021
Salaries, wages and contractor fees (i)	62,900	42,550	27,535
Share-based payments (ii)	11,922	8,684	7,590
Total	74,822	51,234	35,125

(i)
Salaries, wages and contractor fees include social security costs and annual bonuses. During the year end December 31, 2023 USD 16,694 of salaries, wages and contract fees were capitalized (USD 11,357 in 2022 and USD 7,085 in 2021).
(ii)
Represents compensation expenses stemming from share-based arrangements settled in the Group’s common shares. For further information refer to Note 2.11: Share-based payments and warrants contracts.